DEBT - 7.5% Convertible Note (Details)		12 Months Ended
	Feb. 28, 2019 USD ($) $ / shares	Jul. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)
Debt Instrument [Line Items]
Debt instrument, redemption price percentage	100.00%
Issuance of nonvested common stock, value		$ 600,000	$ 1,000,000
Carrying amount of equity component		$ 8,200,000	8,200,000
Debt instrument, interest rate, effective percentage		27.80%
Convertible Senior Unsecured Note
Debt Instrument [Line Items]
Prior written notice, term	10 days
SPHG Holdings
Debt Instrument [Line Items]
Issuance of nonvested common stock, value	$ 1,000
Conversion ratio (shares)	0.4212655
Initial Conversion price (in usd per share) | $ / shares	$ 2.37
SPHG Holdings | Convertible Senior Unsecured Note
Debt Instrument [Line Items]
Debt instrument stated percentage	7.50%
Principal amount of note	$ 14,900,000
SPHG Holdings | Convertible Notes Payable
Debt Instrument [Line Items]
Principal amount of note		$ 14,940,000	$ 14,940,000
Period over which the unamotized discount will be amortized		31 months